Derivative Instruments (Pre-Tax Income Effects Of Fair Value Hedges And Related Hedged Items) (Detail) (Fair Value Hedges, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Gain (loss) recognized in net income (loss)	$ (52)	$ (17)	$ (52)
Other impacts to net income (loss)	60	87	80
Hedged item, gain (loss) recognized in net income (loss)	52	17	44
Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Derivative [Line Items]
Gain (loss) recognized in net income (loss)	3	3	10
Hedged item, gain (loss) recognized in net income (loss)	(3)	(3)	(11)
Interest Rate Swaps Hedging Assets | Net Investment Income
Derivative [Line Items]
Other impacts to net income (loss)	(9)	(12)	(16)
Interest Rate Swaps Hedging Liabilities | Net Investment Gains (Losses)
Derivative [Line Items]
Gain (loss) recognized in net income (loss)	(52)	(32)	(52)
Hedged item, gain (loss) recognized in net income (loss)	52	32	48
Interest Rate Swaps Hedging Liabilities | Interest credited
Derivative [Line Items]
Other impacts to net income (loss)	66	96	94
Foreign Currency Swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Gain (loss) recognized in net income (loss)	(3)	12	(10)
Hedged item, gain (loss) recognized in net income (loss)	3	(12)	7
Foreign Currency Swaps | Interest credited
Derivative [Line Items]
Other impacts to net income (loss)	$ 3	$ 3	$ 2